Label	Element	Value
(PIMCO Equity Series - Supplement) | (PIMCO Dividend and Income Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective October 1, 2020, the advisory fee for each class of shares of the PIMCO Dividend and Income Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.04%. This advisory fee decrease will result in the Management Fees decreasing by 0.04% for each class of shares of the PIMCO Dividend and Income Fund.
Accordingly, effective October 1, 2020, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table in the "Fund Summaries" section, and to the tables in the "Management of the Funds—Management Fees" and "Management of the Funds—Management Fees—Advisory Fee" sections. In addition, effective October 1, 2020, in the SAI, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" section.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Emerging Markets Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.20%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Emerging Markets Fund.
In addition, the PIMCO RAE Emerging Market Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Global Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Global Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.15%. In addition, effective November 1, 2020, the advisory fee for each class of shares of the PIMCO RAE Global Fund, stated a as a percentage of the Fund's average daily net assets, will decrease by 0.05%. These advisory and supervisory and administrative fee decreases will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Global Fund.
In addition, the PIMCO RAE Global Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Global ex-US Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Global ex-US Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.20%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Global ex-US Fund.
In addition, the PIMCO RAE Global ex-US Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.

(PIMCO Equity Series - Supplement) | (PIMCO RAE International Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE International Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE International Fund.
In addition, the PIMCO RAE International Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.

(PIMCO Equity Series - Supplement) | (PIMCO RAE US Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE US Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE US Fund.
In addition, the PIMCO RAE US Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.

(PIMCO Equity Series - Supplement) | (PIMCO RAE US Small Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqs-20200821_SupplementTextBlock
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE US Small Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE US Small Fund.
In addition, the PIMCO RAE US Small Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.